Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended	8 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	10 Months Ended
	Mar. 31, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Mar. 31, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor 11.375% notes	Mar. 31, 2012 TransUnion Holding Company, Inc.	Mar. 31, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.
Cash flows from operating activities:
Net income (loss)	$ 11.5	$ 47.9	$ 12.1	$ (52.4)	$ 48.8	$ 44.9		$ (8.5)	$ (5.0)	$ (3.9)
Less: income (loss) from discontinued operations, net of tax					(0.5)	8.2
Income (loss) from continuing operations		47.9		(52.4)	49.3	36.7
Adjustments to reconcile income (loss) from continuing operations to net cash provided by operating activities:
Depreciation and amortization	45.3	115.0	21.9	29.2	85.3	81.6			45.3	115.0
Loss on early extinguishment of debt					59.3	11.0
Stock-based compensation	1.9	2.3	1.6	2.0	4.6	28.7			1.9	2.7
Deferred financing fees	2.3		0.9	3.9	4.2	17.1		0.1	3.7	2.1
Provision (reduction) for losses on trade accounts receivable		(1.9)	3.0	3.1	1.9	1.5				(1.9)
Change in control transaction fees		0.4		20.9		27.7
Deferred taxes	3.5	11.8	9.0	(18.3)	(3.5)	12.7			(3.8)	(5.1)
Amortization of 11.375% notes purchase accounting fair value adjustment	(4.2)	(10.8)							(4.1)	(10.8)
Equity in net income of affiliates, net of dividends	(3.1)	1.3	(2.8)	(3.7)	(3.4)	(3.5)			(3.1)	1.3
Loss (gain) on sale of assets	(1.9)		0.1	0.1	(0.3)	(3.8)			(1.9)
Other	(0.1)	2.6	(0.4)	(0.7)	2.8	(0.5)			(0.2)	2.6
Changes in assets and liabilities:
Trade accounts receivable	(10.4)	(1.0)	(21.7)	(24.7)	(11.6)	(12.6)			(10.4)	(1.0)
Other current and long-term assets	(27.0)	2.8	(0.8)	1.5	(3.3)	(2.1)		(16.2)	4.0	(78.8)
Trade accounts payable	7.9	(1.2)	0.1	1.6	14.9	9.0		22.9	7.7	(0.8)
Other current and long-term liabilities	(14.3)	(77.5)	(1.4)	89.9	4.3	1.1		1.7	(20.6)	25.6
Cash provided by (used in) operating activities of continuing operations		91.7		52.4	204.5	204.6
Cash used in operating activities of discontinued operations				52.4	(1.3)	(4.2)
Cash provided by operating activities	11.4	91.7	21.6	52.4	203.2	200.4		0	13.5	47.0
Cash flows from investing activities:
Capital expenditures for property and equipment	(16.4)	(48.8)	(17.3)	(20.4)	(74.0)	(46.8)		0	(16.4)	(48.8)
Investments in trading securities	(1.2)	(0.5)	(1.1)	(1.1)	(1.2)	(1.3)		0	(1.2)	(0.5)
Proceeds from sale of trading securities	2.1		1.0	1.1	9.9	1.3		0	2.1
Acquisition of TransUnion Corp., net of cash acquired	(30.3)									(1,485.9)
Proceeds from sale and redemption of investments in available-for-sale securities					0.2	114.4
Investments in held-to-maturity securities					(6.3)
Proceeds from held-to-maturity securities					6.3	4.9
Proceeds from sale of assets of discontinued operations						10.6
Acquisitions and purchases of noncontrolling interests, net of cash acquired	(30.3)	(14.2)	(0.1)	(0.1)	(105.2)	(14.0)		0	(30.3)	(14.2)
Acquisition related deposits		3.7			(8.6)					3.7
Proceeds from sale of other assets	4.2		0.2					0	4.2
Other	0.9	(1.4)	0.6	0.9	(2.7)	1.3		0	0.9	(1.4)
Cash (used in) provided by investing activities	(40.7)	(61.2)	(16.7)	(19.6)	(181.6)	70.4		0	(40.7)	(1,547.1)
Cash flows from financing activities:
Proceeds from 9.625% PIK toggle notes								600.0
Note proceeds deposited with escrow agent								(600.0)
Proceeds from senior secured credit facility	923.4				950.0	950.0		0	923.4
Extinguishment of senior secured credit facility	(923.4)				(945.2)			0	(923.4)
Prepayment fee on early extinguishment of senior secured term loan					(9.5)
Proceeds from issuance of 11.375% notes						645.0	645.0
Proceeds from RFC loan						16.7
Proceeds from revolving line of credit						15.0
Repayments of debt	(2.4)	(17.2)	(3.5)	(14.6)	(11.7)	(609.5)		0	(2.4)	(17.2)
Treasury stock purchases				(1.3)	(0.2)	(5.4)		0	(2.0)	(0.7)
Distribution of merger consideration			(1.3)	(1.3)	(4.3)	(1,178.6)
Debt financing fees	(3.1)			(6.1)	(11.3)	(85.5)		0	(3.4)	(41.3)
Change in control transaction fees		(0.4)		(20.9)		(27.7)
Proceeds from issuance of common stock										1,097.3
Distributions to noncontrolling interests		(7.2)		(0.4)	(8.5)	(8.6)				(7.2)
Dividends		(27.9)								(373.8)
Stockholder contributions		80.8			0.3
Other	(0.1)		(0.8)	(0.4)	(0.8)	(1.9)		0	0.1
Cash provided by (used in) financing activities	(5.6)	28.1	(5.6)	(45.0)	(41.2)	(290.5)		0	(7.7)	1,655.1
Effect of exchange rate changes on cash and cash equivalents	(2.0)	(0.7)	1.0	0.8	(3.8)	1.8		0	(2.0)	(0.7)
Net change in cash and cash equivalents	(36.9)	57.9	0.3	(11.4)	(23.4)	(17.9)		0	(36.9)	154.3
Cash and cash equivalents, beginning of period	154.3	96.4	107.8	107.8	131.2	149.1		0	154.3	0
Cash and cash equivalents, end of period	117.4	154.3	108.1	96.4	107.8	131.2		0	117.4	154.3
Noncash investing activities & Noncash financing activities:
Exchange of TransUnion Holding Company, Inc. common stock for ownership interest in TransUnion Corp.										10.4
Nonmonetary exchange of property and equipment						4.4
Note payable for acquisition of noncontrolling interests					1.8
Property and equipment acquired through capital lease obligations					0.3
Cash paid during the year for:
Interest		112.5		12.7	122.8	80.9				140.4
Income taxes, net of refunds		$ 14.9		$ 5.6	$ 10.1	$ 33.5				$ 14.9